Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock New York Municipal Opportunities Fund - Investor C Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	953
Expense Example, No Redemption, 10 Years	$ 1,880